COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance lease and operating lease by lessee [line items]
Development project cost	$ 865	$ 505
Sudsidiary | Letters of Credit
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	1,135	$ 994
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	609
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	0
Later than two years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	$ 256